VESSELS, DEFERRED DRYDOCK AND OTHER PROPERTY (Vessel Activity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Book Value
Beginning Balance	$ 1,100,050
Ending Balance	1,104,727	$ 1,100,050
Vessel/Fleet [Member]
Vessel Cost
Beginning Balance	1,478,940	1,642,891	$ 1,648,115
Purchases and vessel additions	174,108	2,127	1,531
Transfers from construction in progress		166,078
Disposals	(23,266)		(6,755)
Impairment	(225,422)
Ending Balance	1,404,360	1,478,940	1,642,891
Accumulated Depreciation
Beginning Balance	(381,449)	(404,957)	(341,575)
Disposals	2,232	(63,328)	1,003
Depreciation	(59,883)	86,836	(64,385)
Impairment	137,013
Ending Balance	(302,087)	(381,449)	(404,957)
Net Book Value
Beginning Balance	1,097,491	1,237,934	1,306,540
Ending Balance	$ 1,102,273	$ 1,097,491	$ 1,237,934